Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

15 - FAIR VALUE MEASUREMENTS

Recurring Fair Value Measurements

The following table presents fair value information as of September 30, 2025 and December 31, 2024, of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. During the nine months ended September 30, 2025, there were no transfers amongst level 1, 2, and 3 values during the period.

September 30, 2025	Total	Level 1	Level 2	Level 3
SPAC Private Placement Warrant liability	$367,935	-	$367,935	$-
2025 Investor Warrant liability	2,958,889			2,958,889
Convertible note option liability	-	-	-	-
Earn-out share liability	2,040,000	-	-	2,040,000
Total	$5,366,824	-	$367,935	$4,998,889

December 31, 2024	Total	Level 1	Level 2	Level 3
SPAC Private Placement Warrant liability	$840,994	-	$840,994	$-
Convertible note option liability	60,000	-	-	60,000
Earn-out Share Liability	15,560,000	-	-	15,560,000
Total	$16,460,994	-	$840,994	$15,620,000

Warrant Liabilities

The Company’s initial value of the SPAC Private Placement Warrant liability as of September 13, 2024, was based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets and was classified as level 3. The subsequent measurement of the SPAC Private Placement Warrants is classified as Level 2 because these warrants are economically equivalent to the Public Warrants, based on the terms of the SPAC Private Placement Warrant agreement, and as such their value is principally derived by the value of the Public Warrants. Significant deviations from these estimates and inputs could result in a material change in fair value.

2025 Investor Warrants

The Company established the initial fair value of the 2025 Investor Warrants liability as of August 14, 2025, the date of the August 2025 Public Offering. As of September 30, 2025, the fair value was remeasured using an option pricing model. The option pricing model was used to value the liability for the initial period and subsequent measurement periods.

The 2025 Investor Warrant liability was classified within Level 3 of the fair value hierarchy due to the use of unobservable inputs. The key inputs into the option pricing model were as follows at August 14, 2025 initial value, and at September 30, 2025:

	September 30, 2025	August 14, 2025
Stock Price	$0.62	$0.60
Expected term (years)	4.9	5.0
Volatility	75.0%	75.0%
Risk-Free Rate	4.20%	4.16%

Nine Months Ended September 30, 2025
Balance, beginning of period	$-
Initial value, August 14, 2025	3,130,352
Change in fair value	(171,463)
Balance, end of period	$2,958,889

Convertible Note Option Liability

The Company established the initial fair value for the convertible note option liability as of September 13, 2024, which was the date the Convertible Note was executed. As of September 30, 2025, the fair value was remeasured using an option pricing model. The option pricing model was used to value the convertible note option liability for the initial periods and subsequent measurement periods.

The conversion feature of the Convertible Promissory Notes is measured at fair value using a Monte Carlo model that fair values the conversion option.

The convertible note option liability was classified within Level 3 of the fair value hierarchy due to the use of unobservable inputs. The key inputs into the option pricing model for the convertible note option liability were as follows:

	September 30, 2025	December 31, 2024
Stock Price	$1.83	$3.81
Expected term (years)	0.45	1.2
Volatility	75.0%	75.0%
Risk-Free Rate	4.16%	4.18%
Interest rate	6.24%	6.49%

Nine Months Ended September 30, 2025
Balance, beginning of period, December 31, 2024	$60,000
Change in fair value	(60,000)
Balance, end of period	$-

Earn-out Share Liability

Following the closing of the Business Combination, holders of certain capital stock of Private Veea immediately prior to the closing have the contingent right to receive up to 4.5 million additional shares of Common Stock if certain trading-price based milestones of the Common Stock are achieved or a change of control transaction occurs during the ten-year period following the Closing. The Company’s obligation to issue the earn out shares is recorded as a contingent liability (the “Earn-out Share Liability”) in the Company’s financial statements. The initial value of the contingent Earn-out Share Liability of $53.6 million was recorded as a transaction cost within operating expenses. The fair value of the Earn-out Share Liability was estimated using a Monte Carlo simulation utilizing assumptions related to the contractual term of the instruments, estimated volatility, the price of the Common Stock, and current interest rates.

The following table presents the changes in fair value of the Earn-Out Share Liability:

Nine Months Ended September 30, 2025
Balance, beginning of period, December 31, 2024	$15,560,000
Change in fair value	13,520,000
Balance, end of period	$2,040,000

The key inputs for the Earn-out Share Liability were as follows:

	September 30, 2025	December 31, 2024
Stock Price	$0.62	$6.5
Expected term (years)	9	10
Volatility	80.0%	75.0%
Risk-Free Rate	4.18%	3.81%

14 - FAIR VALUE MEASUREMENTS

Recurring Fair Value Measurements

The Company’s initial value of the warrant liability was based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets and classified as level 3. The subsequent measurement of the Private Warrants is classified as Level 2 because these warrants are economically equivalent to the Public Warrants, based on the terms of the Private Warrant agreement, and as such their value is principally derived by the value of the Public Warrants. Significant deviations from these estimates and inputs could result in a material change in fair value. For the year ended December 31, 2024, there were no transfers amongst level 1, 2, and 3 values during the period.

The conversion feature of the September 2024 Notes is measured at fair value using a Monte Carlo model that fair values the conversion option.

The following table presents fair value information as of December 31, 2024 and 2023 of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

December 31, 2024	Total	Level 1	Level 2	Level 3
Assets
Money Market Funds	$-	$-	$-	$-
Liabilities
Private warrant liability	840,995	-	840,955	-
Convertible note option liability	60,000	-	-	60,000
Earn-out Share Liability	15,560,000	-	-	15,560,000
Total	$16,460,995	$-	$840,995	$15,620,000

December 31, 2023	Total	Level 1	Level 2	Level 3
Assets
Money Market Funds	$120,000	$120,000	$-	$-

Convertible Note Option Liability

The Company established the initial fair value for the Convertible Note Option Liability as of September 13, 2024, which was the date of the Financing Closing . On December 31, 2024, the fair value was remeasured using an option pricing model. The option pricing model was used to value the Convertible Note Option liability for the initial period and subsequent measurement periods.

The Convertible Note Option liability was classified within Level 3 of the fair value hierarchy at the initial measurement date and as of and December 31, 2024, due to the use of unobservable inputs. The key inputs into the option pricing model for the Convertible Note Option liability were as follows at September 13, 2024  initial value and at December 31, 2024:

	December 31, 2024	September 13, 2023
Stock Price	$3.81	$12.00
Expected term (years)	1.2	1.5
Volatility	75.0%	70.0%
Risk-Free Rate	4.18%	3.79%
Interest rate	6.49%	7.33%

Year ended December 31, 2024
Balance at January 1, 2024	$-
Initial value, September 13, 2024	900,933
Change in fair value	(607,067)
Balance at December 31, 2024	$293,866

Earn-out Share Liability

Following the closing of the Business Combination, holders of certain capital stock of Private Veea immediately prior to the closing will have the contingent right to receive up to 4.5 million additional shares of the Company’s common stock  if certain trading-price based milestones of the Company’s common stock are achieved or a change of control transaction occurs during the ten-year period following the Closing. The Company’s obligation to issue the earnout shares is recorded as a contingent liability (the “Earn-Out Share Liability”) in the Company’s financial statements. The initial value of the contingent earnout share liability of $53.6 million is recorded as a transaction cost within operating expenses for the year ended December 31, 2024. The fair value of the Earn-out Share Liabilities was estimated using Monte Carlo simulation utilizing assumptions related to the contractual term of the instruments, estimated volatility, the price of our common stock, and the risk-free rate. A significant driver of the value of the Earn-out Share Liability at the close of the Business Combination was our closing stock price on September 13, 2024, which was $12.00.

The following table presents the changes in fair value of the earnout liabilities:

Year ended December 31, 2024
Liability at January 1, 2024	$-
Initial value, September 13, 2024	53,600,000
Change in fair value	(38,040,000)
Balance as of December 31, 2024	$15,560,000

The key inputs for the Earn-out Share Liability were as follows at September 13, 2024  initial value, and at December 31, 2024:

	December 31, 2024	September 13, 2024
Stock Price	$6.50	$12.00
Expected term (years)	10	10
Volatility	75.0%	70.0%
Risk-Free Rate	3.81%	3.66%